Exhibit 99.1

SLM Student Loan Trust  2010-1

Monthly Servicing Report

Distribution Date 04/27/2020

Collection Period 03/01/2020 - 03/31/2020

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 03/01/2020 - 03/31/2020, Distribution Date 04/27/2020

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	04/15/2010	02/29/2020	03/31/2020
	Principal Balance	$1,169,871,248.94	$223,481,659.92	$220,986,399.09
	Interest to be Capitalized Balance	12,910,478.57	1,163,685.16	1,194,326.66
	Pool Balance	$1,182,781,727.51	$224,645,345.08	$222,180,725.75
	Capitalized Interest Account Balance	$7,500,000.00	-	-
	Specified Reserve Account Balance	3,028,129.00	- N/A -	- N/A -
	Adjusted Pool (1)	$1,193,309,856.51	$224,645,345.08	$222,180,725.75
	Weighted Average Coupon (WAC)	2.60%	4.85%	4.85%
	Number of Loans	482,706	70,437	69,337
	Aggregate Outstanding Principal Balance - Tbill		$44,854,603.04	$44,301,026.70
	Aggregate Outstanding Principal Balance - LIBOR		$179,790,742.04	$177,879,699.05
	Pool Factor		0.185465483	0.183430712
	Since Issued Constant Prepayment Rate		(22.31)%	(22.69)%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	03/25/2020	04/27/2020
	A	78445XAA4	$184,865,345.08	$182,400,725.75
	B	78445XAB2	$36,780,000.00	$36,780,000.00

C	Account Balances	03/25/2020	04/27/2020
	Reserve Account Balance	$1,211,252.00	$1,211,252.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$23,158.61	$63,606.40
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	03/25/2020	04/27/2020
	Adjusted Pool Balance + Supplemental Loan Purchase	$224,645,345.08	$222,180,725.75
	Total Notes	$221,645,345.08	$219,180,725.75
	Difference	$3,000,000.00	$3,000,000.00
	Parity Ratio	1.01354	1.01369

Page 2 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 03/01/2020 - 03/31/2020, Distribution Date 04/27/2020

II.	Trust Activity 03/01/2020 through 03/31/2020

A	Student Loan Principal Receipts
	Borrower Principal	914,364.66
	Guarantor Principal	1,336,613.03
	Consolidation Activity Principal	784,815.62
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	3.34
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$3,035,796.65
B	Student Loan Interest Receipts
	Borrower Interest	218,953.62
	Guarantor Interest	45,775.28
	Consolidation Activity Interest	20,673.53
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	865.68
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	22,036.54
	Total Interest Receipts	$308,304.65
C	Reserves in Excess of Requirement	-
D	Investment Income	$1,660.57
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(40,447.79)
M	AVAILABLE FUNDS	$3,305,314.08
N	Non-Cash Principal Activity During Collection Period	$(540,535.82)
O	Non-Reimbursable Losses During Collection Period	$20,370.77
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 03/01/2020 - 03/31/2020, Distribution Date 04/27/2020

III.	2010-1 Portfolio Characteristics

		03/31/2020				02/29/2020
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	4.58%	65	$243,865.40	0.110%	4.56%	69	$255,694.58	0.114%
	GRACE	5.56%	25	$91,471.01	0.041%	4.80%	33	$162,016.83	0.072%
	DEFERMENT	4.35%	5,881	$18,576,860.23	8.406%	4.35%	5,804	$18,237,634.22	8.161%

REPAYMENT:	CURRENT	4.89%	46,752	$139,242,422.93	63.009%	4.89%	48,210	$142,108,885.28	63.589%
	31-60 DAYS DELINQUENT	4.95%	2,165	$8,178,497.05	3.701%	4.91%	2,209	$7,811,357.02	3.495%
	61-90 DAYS DELINQUENT	4.92%	1,202	$4,382,496.99	1.983%	5.02%	1,194	$4,856,528.82	2.173%
	91-120 DAYS DELINQUENT	5.00%	768	$3,078,819.62	1.393%	4.87%	940	$3,654,872.61	1.635%
	> 120 DAYS DELINQUENT	4.94%	2,506	$9,825,959.57	4.446%	4.95%	2,614	$10,341,300.93	4.627%

	FORBEARANCE	4.91%	9,491	$35,640,753.80	16.128%	4.91%	8,830	$33,967,752.24	15.199%
	CLAIMS IN PROCESS	4.92%	481	$1,722,340.13	0.779%	4.93%	533	$2,082,705.03	0.932%
	AGED CLAIMS REJECTED	4.66%	1	$2,912.36	0.001%	4.66%	1	$2,912.36	0.001%

TOTAL			69,337	$220,986,399.09	100.00%		70,437	$223,481,659.92	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 03/01/2020 - 03/31/2020, Distribution Date 04/27/2020

IV.	2010-1 Portfolio Characteristics (cont'd)

	03/31/2020	02/29/2020
Pool Balance	$222,180,725.75	$224,645,345.08
Outstanding Borrower Accrued Interest	$5,440,909.33	$5,454,706.11
Borrower Accrued Interest to be Capitalized	$1,194,326.66	$1,163,685.16
Borrower Accrued Interest >30 Days Delinquent	$665,722.93	$713,850.29
Total # Loans	69,337	70,437
Total # Borrowers	26,989	27,453
Weighted Average Coupon	4.85%	4.85%
Weighted Average Remaining Term	130.32	129.37
Non-Reimbursable Losses	$20,370.77	$15,868.81
Cumulative Non-Reimbursable Losses	$6,283,713.89	$6,263,343.12
Since Issued Constant Prepayment Rate (CPR)	-22.69%	-22.31%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$3,797,673.88	$3,797,673.88
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$560,613.39	$510,845.15
Borrower Interest Accrued	$836,585.72	$791,920.99
Interest Subsidy Payments Accrued	$69,654.13	$65,687.17
Special Allowance Payments Accrued	$8,976.09	$10,538.54

Page 5 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 03/01/2020 - 03/31/2020, Distribution Date 04/27/2020

V.	2010-1 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- GSL (1) - Subsidized	4.82%	41,645	108,366,966.33	49.038%
	- GSL - Unsubsidized	4.82%	26,366	102,480,077.20	46.374%
	- PLUS (2) Loans	5.50%	1,190	9,340,967.04	4.227%
	- SLS (3) Loans	5.50%	136	798,388.52	0.361%
	- Consolidation Loans	0.00%	0	-	0.000%
	Total	4.85%	69,337	$220,986,399.09	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- Four Year	4.86%	51,281	177,336,723.85	80.248%
	- Two Year	4.82%	15,348	36,789,287.79	16.648%
	- Technical	4.90%	2,463	6,220,513.30	2.815%
	- Other	4.80%	245	639,874.15	0.290%
	Total	4.85%	69,337	$220,986,399.09	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 03/01/2020 - 03/31/2020, Distribution Date 04/27/2020

VI.	2010-1 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$3,305,314.08
A	Primary Servicing Fee	$131,969.84	$3,173,344.24
B	Administration Fee	$6,667.00	$3,166,677.24
C	Class A Noteholders' Interest Distribution Amount	$228,199.78	$2,938,477.46
D	B INT	$62,259.13	$2,876,218.33
E	Class A Noteholders' Principal Distribution Amount	$2,464,619.33	$411,599.00
F	Class B Noteholders' Principal Distribution Amount	-	$411,599.00
G	Reserve Account Reinstatement	-	$411,599.00
H	Unpaid Expenses of The Trustees	-	$411,599.00
I	Carryover Servicing Fee	-	$411,599.00
J	Remaining Amounts to the Noteholders after the first auction date	-	$411,599.00
K	Excess Distribution Certificateholder	$411,599.00	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$220,986,399.09
B	Interest to be Capitalized	$1,194,326.66
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,211,252.00
E	Less: Specified Reserve Account Balance	$(1,211,252.00)
F	Total	$222,180,725.75
G	Class A Notes Outstanding (after application of available funds)	$182,400,725.75
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 03/01/2020 - 03/31/2020, Distribution Date 04/27/2020

VII.	2010-1 Distributions

Distribution Amounts

	A	B
Cusip/Isin	78445XAA4	78445XAB2
Beginning Balance	$184,865,345.08	$36,780,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.40%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	3/25/2020	3/25/2020
Accrual Period End	4/27/2020	4/27/2020
Daycount Fraction	0.09166667	0.09166667
Interest Rate*	1.34663%	1.84663%
Accrued Interest Factor	0.001234411	0.001692744
Current Interest Due	$228,199.78	$62,259.13
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$228,199.78	$62,259.13
Interest Paid	$228,199.78	$62,259.13
Interest Shortfall	-	-
Principal Paid	$2,464,619.33	-
Ending Principal Balance	$182,400,725.75	$36,780,000.00
Paydown Factor	0.002079848	0.000000000
Ending Balance Factor	0.153924663	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 03/01/2020 - 03/31/2020, Distribution Date 04/27/2020

VIII.	2010-1 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$221,645,345.08
	Adjusted Pool Balance	$222,180,725.75
	Overcollateralization Amount	$3,000,000.00
	Principal Distribution Amount	$2,464,619.33
	Principal Distribution Amount Paid	$2,464,619.33

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,211,252.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,211,252.00

	Required Reserve Acct Balance	$1,211,252.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,211,252.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$23,158.61
	Deposits for the Period	$40,447.79
	Release to Collection Account	-
	Ending Balance	$63,606.40

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2010-1 Monthly Servicing Report: Collection Period 03/01/2020 - 03/31/2020, Distribution Date 04/27/2020